Nature of the Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	9 Months Ended
	Nov. 02, 2018	Jun. 30, 2019	Nov. 30, 2018	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payments of stock issuance costs				$ 605	$ 605
Reverse stock split					one-for-0.8003
Accumulated deficit					$ 408,245	$ 290,239
Cash, cash equivalents and marketable securities					$ 366,200
American Depositary Shares | Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	16,103,572		16,103,572
Issue price per share	$ 14.00		$ 14.00
Proceeds from shares issued	$ 205,500
Payments of stock issuance costs	4,200		$ 4,200
American Depositary Shares | Underwriter Discounts and Commissions
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payments of stock issuance costs	$ 15,800	$ 600
American Depositary Shares | Follow on Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued		9,725,268
Issue price per share		$ 14.25		$ 14.25
Proceeds from shares issued		$ 129,700
Payments of stock issuance costs		$ 8,300